Deposits	12 Months Ended
Dec. 31, 2013
Deposits

8. Deposits

Deposits are summarized as follows:

	December 31,
	2013			2012
	Weighted Average Rate	Amount	% of Total	Weighted Average Rate	Amount	% of Total
	(In thousands)
Savings	0.28%	$2,212,034	20.64%	0.37%	$1,718,199	19.59%
Checking accounts	0.17%	3,163,250	29.50%	0.21%	2,498,829	28.50%
Money market deposits	0.34%	1,958,982	18.28%	0.37%	1,585,865	18.09%

Total transaction accounts	0.25%	7,334,266	68.42%	0.30%	5,802,893	66.18%
Certificates of deposit	0.83%	3,384,545	31.58%	1.19%	2,965,964	33.82%

Total Deposits	0.43%	$10,718,811	100.00%	0.60%	$8,768,857	100.00%

Scheduled maturities of certificates of deposit are as follows:

	December 31,
	2013	2012
	(In thousands)
Within one year	$2,170,493	1,632,705
One to two years	552,127	586,001
Two to three years	376,172	225,973
Three to four years	179,774	284,634
After four years	105,979	236,651

	$3,384,545	2,965,964

The aggregate amount of certificates of deposit in denominations of $100,000 or more totaled approximately $1.58 billion and $1.30 billion at December 31, 2013 and December 31, 2012.

Interest expense on deposits consists of the following:

	For the Year Ended December 31,
	2013	2012	2011
	(In thousands)
Savings	$6,320	7,859	9,713
Checking accounts	6,245	6,586	5,999
Money market deposits	7,537	7,937	7,275
Certificates of deposit	29,867	41,200	56,902

Total	$49,969	63,582	79,889